Summary of Significant Accounting Policies - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Accounts receivable, net
Total	¥ 415,134	$ 57,452	¥ 564,374
Less than 3 months
Accounts receivable, net
Total	404,295	55,952	450,326
More than 3 months and less than 1 year
Accounts receivable, net
Total	7,468	1,033	111,049
More than 1 year
Accounts receivable, net
Total	¥ 3,371	$ 467	¥ 2,999